Financial Risk Management - Summary of Changes in Loss Allowance for Debt Investments (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	₩ 7,193,754
Ending balance	8,713,778
Debt Investments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	96,898
Remeasurement of loss allowance, net	10,559
Amounts written off	(12,208)
Recovery of amounts written off	6,323
Others	(1,007)
Ending balance	100,565
Debt Investments [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,241
Remeasurement of loss allowance, net	834
Transfer to lifetime ECL - not credit impaired	(334)
Transfer to lifetime ECL - credit impaired	(990)
Ending balance	3,751
Debt Investments [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,704
Remeasurement of loss allowance, net	2,321
Transfer to lifetime ECL - not credit impaired	334
Transfer to lifetime ECL - credit impaired	(2,357)
Others	(1,007)
Ending balance	7,995
Debt Investments [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	83,953
Remeasurement of loss allowance, net	7,404
Transfer to lifetime ECL - credit impaired	3,347
Amounts written off	(12,208)
Recovery of amounts written off	6,323
Ending balance	₩ 88,819